Research and Development Expenses - Schedule of Research and Development Expenses (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Research and Development Expense [Abstract]
Employees' salaries and related expenses					$ 1,710	$ 1,864
Subcontractors					142	50
Materials used					84	142
Depreciation					36	39
Factory and other expenses					43	115
Research and development	$ 639	$ 510	$ 1,274	$ 1,078	$ 2,015	$ 2,210